SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 20, 2018	Dec. 18, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2013
Average interest rate, short-term bank deposits in U.S. dollars			1.01%	2.37%
Amortization in R&D expenses			$ 829	$ 627	$ 29
Revenue recognition under milestone method	$ 7,800	$ 2,000
Severance expenses			572	366	556
Net gain on derivative transactions			0	0	20
Unrealized gain (loss) arising from derivative contracts			0	$ 0	$ 17
Investment amount			12,000
Upfront payment received			10,000			$ 10,000
Potential milestone compensation			200,000			$ 250,000
Accrued milestone payment			2,000
Deferred participation of BMS in R&D expenses			$ 4,121
Options [Member]
Weighted average number of shares related to outstanding options excluded from the calculations of diluted net loss per share			7,150,648	12,754,803	11,035,644